Operations and reorganization - Narrative Information (Details)		1 Months Ended	12 Months Ended
	Apr. 17, 2014 shares	Apr. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($) Vote	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 29, 2015 Partnership
Operations and reorganization
Proceeds from IPO					$ 306,491,000
Repayment of amount due to SINA				$ 2,863,000	269,042,000
Interest expense			$ 0	0	2,838,000
SINA
Operations and reorganization
Repayment of amount due to SINA				2,863,000	276,614,000
Interest expense					2,838,000
SINA | Amount due to SINA
Operations and reorganization
Repayment of amount due to SINA					276,600,000
Interest expense			$ 0	$ 0	$ 2,800,000
SINA | Amount due to SINA | Maximum
Operations and reorganization
Interest rate (as a percent)			3.05%
SINA | Amount due to SINA | Minimum
Operations and reorganization
Interest rate (as a percent)			2.55%
Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor (in shares) | shares	23,990,778
Class A ordinary shares
Operations and reorganization
Shares issued from conversion of preferred shares (in shares) | shares		30,046,154
Number of votes each share is entitled to | Vote			1
Number of Class A shares converted from Class B shares			1
Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor (in shares) | shares	29,990,778
Class A ordinary shares | Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor (in shares) | shares	21,067,300
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to | Vote			3
IPO | Class A ordinary shares
Operations and reorganization
Issuance of shares (in shares) | shares		19,320,000
Proceeds from IPO		$ 306,500,000
IPO | Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor (in shares) | shares	6,000,000
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs			100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs			100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest			100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest			100.00%
SINA
Operations and reorganization
Number of limited liability partnerships | Partnership						2
SINA | Weibo Funds, one
Operations and reorganization
Equity interest percentage owned by parent						55.00%
SINA | Weibo Funds, two
Operations and reorganization
Equity interest percentage owned by parent						85.00%